Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 27, 2025	Oct. 13, 2025
Subsequent Events [Line Items]
Issued shares (in Shares)		30,000
Purchase price (in Dollars per share)		$ 2.6172
Cash proceeds		$ 78,516
Interest rate	7.00%
Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Loan	$ 8